GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Communication Services - 8.8%
Interactive Media & Services - 8.8%
Alphabet, Inc. - Class A	4,680	$1,588,158
Alphabet, Inc. - Class C	2,073	695,305
Meta Platforms, Inc. - Class A	1,083	619,844
Total Communication Services		2,903,307

Consumer Discretionary - 5.9%
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	4,370	1,135,195

Home Improvement Retail - 2.5%
Home Depot, Inc.	2,513	823,837
Total Consumer Discretionary		1,959,032

Financials - 30.1% (b)
Consumer Finance - 1.5%
American Express Co.	1,480	488,652

Financial Exchanges & Data - 8.8%
Moody's Corp.	1,858	937,621
MSCI, Inc.	2,528	1,442,578
S&P Global, Inc.	1,183	515,599
		2,895,798
Insurance Brokers - 5.6%
Arthur J Gallagher & Co.	3,386	887,640
Brown & Brown, Inc.	13,330	962,026
		1,849,666
Multi-Sector Holdings - 3.8%
Berkshire Hathaway, Inc. - Class B (a)	2,509	1,264,611

Property & Casualty Insurance - 2.9%
Progressive Corp.	4,382	955,626

Transaction & Payment Processing Services - 7.5%
Mastercard, Inc. - Class A	1,890	1,113,796
Visa, Inc. - Class A	3,610	1,369,526
		2,483,322
Total Financials		9,937,675

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Health Care - 12.8%
Health Care Equipment - 1.3%
Intuitive Surgical, Inc. (a)	1,109	$417,938

Managed Health Care - 7.6%
Elevance Health, Inc.	3,065	1,203,135
UnitedHealth Group, Inc.	3,363	1,309,586
		2,512,721
Pharmaceuticals - 3.9%
Eli Lilly & Co.	1,128	1,304,791
Total Health Care		4,235,450

Industrials - 2.2%
Diversified Support Services - 2.1%
Copart, Inc. (a)	21,422	706,711

Research & Consulting Services - 0.1%
Mobility Global, Inc.	1,183	24,015
Total Industrials		730,726

Information Technology - 33.4% (b)
Application Software - 4.7%
Descartes Systems Group, Inc. (a)	8,947	721,486
Synopsys, Inc. (a)	1,866	820,275
		1,541,761
Semiconductor Materials & Equipment - 4.1%
ASML Holding NV	808	1,370,376

Semiconductors - 11.5%
Monolithic Power Systems, Inc.	721	914,062
NVIDIA Corp.	6,578	1,452,291
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,439	1,428,286
		3,794,639
Systems Software - 8.9%
Microsoft Corp.	5,793	2,938,731

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	4,352	1,378,931
Total Information Technology		11,024,438
TOTAL COMMON STOCKS (Cost $23,198,008)		30,790,628

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.8%
First American Government Obligations Fund - Class X, 3.59% (c)	2,256,497	$2,256,497
TOTAL MONEY MARKET FUNDS (Cost $2,256,497)		2,256,497

TOTAL INVESTMENTS - 100.0% (Cost $25,454,505)		$33,047,125
Other Assets in Excess of Liabilities - 0.0% (d)		2,189
TOTAL NET ASSETS - 100.0%		$33,049,314

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GURU FAVORITE STOCKS ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Guru Favorite Stocks ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$30,790,628	$—	$—	$30,790,628
Money Market Funds	2,256,497	—	—	2,256,497
Total Investments	$33,047,125	$—	$—	$33,047,125

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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